Financial Instruments and Risk Management - Liquidity Risk (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Jul. 25, 2022 CAD ($)	Jun. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 05, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit Facilities	$ 383,031	$ 505,171
Credit facilities available	1,200,000	1,000,000
Outstanding letters of credit	15,700	15,000
Trade and other payables	281,404	190,692
Credit facilities	383,031	505,171
Long-term notes	547,598	874,527
Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit Facilities	$ 385,394	$ 506,514
8.75% Notes Due April 1, 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 409.8			$ 500.0
8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	8.75%		8.75%				8.75%
5.625% notes due June 1, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 0.0		$ 200.0	$ 200.0
5.625% notes due June 1, 2024 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.625%		5.625%
LC Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding letters of credit				$ 20,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	$ 281,404
Credit facilities	385,394
Long-term notes	554,597
Interest on long-term notes	206,340
Lease obligations	6,760
Financial liabilities	1,434,495
Less than 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	272,195
Credit facilities	0
Long-term notes	0
Interest on long-term notes	48,527
Lease obligations	3,641
Financial liabilities	324,363
1-3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	9,209
Credit facilities	0
Long-term notes	0
Interest on long-term notes	97,054
Lease obligations	2,822
Financial liabilities	109,085
3-5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Credit facilities	385,394
Long-term notes	554,597
Interest on long-term notes	60,759
Lease obligations	297
Financial liabilities	1,001,047
Beyond 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Credit facilities	0
Long-term notes	0
Interest on long-term notes	0
Lease obligations	0
Financial liabilities	$ 0